Property, equipment and deposits, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property equipment	$ 12,198	$ 6,594
Less: accumulated depreciation	(7,510)	(2,871)
Total property and equipment, net	4,688	3,723
Vehicle deposits	2,928
Total property, equipment and deposits, net	7,616	3,723
Sharing Electric Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property equipment	9,348	5,093
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property equipment	1,714	545
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property equipment	1,020	875
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property equipment	$ 116	$ 81